As filed with the Securities and Exchange Commission on February 13, 2007

Securities Act File No. 333-138418

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 4
Post-Effective Amendment No.

Triangle Capital Corporation
(Exact name of registrant as specified in charter)

FORM N-5
REGISTRATION STATEMENT OF SMALL BUSINESS
INVESTMENT COMPANY

UNDER
THE SECURITIES ACT OF 1933
AND
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 2
Triangle Mezzanine Fund LLLP
(Exact Name of Registrant as Specified in Charter)

3600 Glenwood Avenue, Suite 104
Raleigh, NC 27612
(919) 719-4770
(Address and telephone number,
including area code, of principal executive offices)

Garland S. Tucker III
President and Chief Executive Officer
3600 Glenwood Avenue, Suite 104
Raleigh, NC 27612
(Name and address of agent for service)

COPIES TO:

John A. Good, Esq. Bass, Berry & Sims PLC 100 Peabody Place, Suite 900 Memphis, Tennessee 38103-3672 Tel: (901) 543-5901 Fax: (888) 543-4644	Robert H. Rosenblum, Esq. Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, D.C. 20006 Tel: (202) 778-9464 Fax: (202) 778-9100

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):
☐  when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE

	Proposed Maximum	Amount of
Title of Securities	Aggregate	Registration
Being Registered	Offering Price (1)	Fee
Common Stock, $0.001 par value per share of Triangle Capital Corporation	$60,375,000	$6,152.50 (3)
Partnership interests of Triangle Mezzanine Fund LLLP (2)

(1)	Estimated pursuant to Rule 457 solely for the purpose if determining the registration fee.

(2)	Pursuant to Rule 140 under the Securities Act of 1933, Triangle Capital Corporation is deemed to be an issuer of the partnership interests for consideration equal to the proposed maximum aggregate offering price of its common stock sold in this offering. No additional offering price will result from such deemed issuance; accordingly no additional registration fee is owed on account of this deemed offering.

(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

PART C

Other Information

Item 25	Financial Statements And Exhibits

(1) Financial Statements

The following financial statements of Triangle Mezzanine Fund LLLP are included in Part A of this Registration Statement:

Page

Report of Independent Registered Public Accounting Firm	F-2
Balance Sheets — December 31, 2004 and 2005 and September 30, 2006	F-3
Statements of Operations — For the Years Ended December 31, 2003, 2004 and 2005, the Nine Months Ended September 30, 2006 and the Nine Months Ended September 30, 2005 (unaudited)	F-4
Statements of Changes in Partners’ Capital — For the Years Ended December 31, 2003, 2004 and 2005 and the Nine Months Ended September 30, 2006	F-5
Statements of Cash Flows — For the Years Ended December 31, 2003, 2004 and 2005, the Nine Months Ended September 30, 2006 and the Nine Months Ended September 30, 2005 (unaudited)	F-6
Schedule of Investments at December 31, 2004 and 2005 and September 30, 2006	F-7
Notes to Financial Statements	F-12

(2) Exhibits

(a)(1)	Articles of Incorporation of the Registrant*
(a)(2)	Articles of Amendment to the Registrant’s Articles of Incorporation*
(a)(3)	Form of Articles of Amendment and Restatement of the Registrant*
(a)(4)	Certificate of Limited Partnership of Triangle Mezzanine Fund LLLP
(b)	Amended and Restated Bylaws of the Registrant*
(c)	Not Applicable
(d)	Form of Common Stock Certificate*
(e)	Form of Dividend Reinvestment Plan*
(f)	Not Applicable
(g)	Not Applicable
(h)	Form of Underwriting Agreement**
(i)	Equity Incentive Plan
(j)	Form of Custodian Agreement
(k)(1)	Form of Stock Transfer Agency Agreement
(k)(2)	Form of Employment Agreement between the Registrant and Garland S. Tucker, III*
(k)(3)	Form of Employment Agreement between the Registrant and Brent P.W. Burgess*
(k)(4)	Form of Employment Agreement between the Registrant and Steven C. Lilly*
(k)(5)	Form of Employment Agreement between the Registrant and Tarlton H. Long*
(k)(6)	Form of Employment Agreement between the Registrant and David F. Parker*
(k)(7)	Agreement and Plan of Merger, dated as of November 2, 2006, by and among Triangle Capital Corporation, New Triangle GP, LLC, and Triangle Mezzanine LLC*
(k)(8)	Agreement and Plan of Merger, dated as of November 2, 2006, by and among Triangle Capital Corporation, TCC Merger Sub, LLC and Triangle Mezzanine Fund LLLP*
(k)(9)	Amended and Restated Agreement of Limited Partnership of Triangle Mezzanine Fund LLLP
(l)(1)	Opinion and Consent of Counsel*

(l)(2)	Opinion and Consent of Counsel for Triangle Mezzanine Fund LLLP
(m)	Not Applicable
(n)(1)	Consent of Ernst & Young LLP, the independent registered public accounting firm for Registrant*
(n)(2)	Report of Ernst & Young LLP regarding the senior security table contained herein*
(n)(3)	Letter from the SBA approving Triangle Mezzanine Fund LLLP’s application to operate as an SBIC
(o)	Not Applicable
(p)	Subscription and Investment Letter Agreement between the Registrant and Garland S. Tucker III*
(q)	Not Applicable
(r)	Code of Ethics*

*	Previously filed

**	To be filed by amendment.

Item 26.	Marketing Arrangements

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 27.	Other Expenses Of Issuance And Distribution

SEC registration fee	$6,460
Nasdaq Global Market listing fee	$5,000
NASD filing fee	$6,250
Accounting fees and expenses	$500,000	(1)
Legal fees and expenses	$800,000	(1)
Printing and engraving	$175,000	(1)
Miscellaneous fees and expenses	$7,290	(1)
Total	$1,500,000	(1)

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.

Item 28.	Persons Controlled By Or Under Common Control

Triangle Mezzanine Fund LLLP, a North Carolina limited liability limited partnership, is controlled by its general partner, Triangle Mezzanine LLC, a North Carolina limited liability company, which is controlled by our executive officers and interested directors. Prior to this offering, Triangle Capital Partners, LLC, a North Carolina limited liability company, has acted as Triangle Mezzanine Fund LLLP’s registered investment adviser and is controlled by certain members of our senior management team. As of December 31, 2006, Garland S. Tucker III, our Chairman, Chief Executive Officer and President owned 100 shares of common stock of the Registrant, representing 100% of the common stock outstanding.

Item 29.	Number Of Holders Of Securities

The following table sets forth the number of record holders of the Registrant’s capital stock at December 31, 2006.

Number of
Title of Class	Record Holders

Common stock, $0.001 par value	1

Item 30.	Indemnification

Maryland law permits a Maryland corporation to include in its articles of incorporation a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our articles of incorporation contain such a provision that eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

Our articles of incorporation authorize us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which such person may become subject or which such person may incur by reason of his or her service in any such capacity.

Our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity. Our bylaws also provide that, to the maximum extent permitted by Maryland law, with the approval of our board of directors and provided that certain conditions described in our bylaws are met, we may pay certain expenses incurred by any such indemnified person in advance of the final disposition of a proceeding upon receipt of an undertaking by or on behalf of such indemnified person to repay amounts we have so paid if it is ultimately determined that indemnification of such expenses is not authorized under our bylaws.

Maryland law requires a corporation (unless its articles of incorporation provide otherwise, which our articles of incorporation do not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

As of the date of the completion of this offering, the Registrant will have obtained primary and excess insurance policies insuring our directors and officers against some liabilities they may incur in their capacity as directors and officers. Under such policies, the insurer, on the Registrant’s behalf, may also pay amounts for which the Registrant has granted indemnification to the directors or officers.

The Registrant has agreed to indemnify the several underwriters against specific liabilities, including liabilities under the Securities Act of 1933.

Item 31.	Business And Other Connections Of Investment Adviser

Not Applicable

Item 32.	Location Of Accounts And Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the Registrant’s offices at 3600 Glenwood Avenue, Suite 104, Raleigh, North Carolina 27612.

Item 33.	Management Services

Not Applicable

Item 34.	Undertakings

1. We hereby undertake to suspend the offering of shares until the prospectus is amended if subsequent to the effective date of this registration statement, our net asset value declines more than ten percent from our net asset value as of the effective date of this registration statement.

2. We hereby undertake that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(a) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act;

(b) the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(c) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

3. We hereby undertake that:

(a) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

4. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh, State of North Carolina, on February 13, 2007.

TRIANGLE CAPITAL CORPORATION

/s/  Garland S. Tucker, III

By:	Garland S. Tucker, III
President, Chief Executive Officer & Chairman of the Board of Directors

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, each person whose signature appears below hereby constitutes and appoints Garland S. Tucker, III and Steven C. Lilly his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments to this Registration Statement and any registration statement filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, and to file the same, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Garland S. Tucker, III Garland S. Tucker, III	President, Chief Executive Officer and Chairman of the Board (Principal Executive Officer)	February 13, 2007

* Steven C. Lilly	Chief Financial Officer, Treasurer, Secretary and Director (Principal Financial Officer and Principal Accounting Officer)	February 13, 2007

* Brent P. W. Burgess	Chief Investment Officer and Director	February 13, 2007

* W. McComb Dunwoody	Director	February 13, 2007

* Thomas M. Garrott, III	Director	February 13, 2007

Signature		Title	Date

* Benjamin S. Goldstein		Director	February 13, 2007

* Simon B. Rich, Jr.		Director	February 13, 2007

* Sherwood H. Smith, Jr.		Director	February 13, 2007

*By:	/s/ Garland S. Tucker, III Garland S. Tucker, III, Attorney-in-Fact

PART III OF FORM N-5
INFORMATION NOT REQUIRED IN PROSPECTUS

Item 29.  Marketing Arrangements.

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 30.  Other Expenses of Issuance and Distribution.

Incorporated by reference from Part C, Item 27 of Triangle Capital Corporation’s Registration Statement on Form N-2 (No. 333-138418).

Item 31.  Relationship with Registrant of Experts Named in Registration Statement.

Not Applicable.

Item 32.  Recent Sales of Unregistered Securities.

Not Applicable.

Item 33.  Treatment of Proceeds from Stock Being Registered.

Not Applicable.

Item 34.  Undertaking.

Subject to the terms and conditions of section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Item 35.  Financial Statements and Exhibits.

(a)	Financial Statements

The following financial statements of Triangle Mezzanine Fund LLLP are included in Part I of this Registration Statement:

Page
Report of Independent Registered Public Accounting Firm	F-2
Balance Sheets — December 31, 2004 and 2005 and September 30, 2006	F-3
Statements of Operations — For the Years Ended December 31, 2003, 2004 and 2005, the Nine Months Ended September 30, 2006 and the Nine Months Ended September 30, 2005 (unaudited)	F-4
Statements of Changes in Partners’ Capital — For the Years Ended December 31, 2003, 2004 and 2005 and the Nine Months Ended September 30, 2006	F-5
Statements of Cash Flows — For the Years Ended December 31, 2003, 2004 and 2005, the Nine Months Ended September 30, 2006 and the Nine Months Ended September 30, 2005 (unaudited)	F-6
Schedule of Investments at December 31, 2004 and 2005 and September 30, 2006	F-7
Notes to Financial Statements	F-12

(b)	Exhibits

(1) Certificate of Limited Partnership of Triangle Mezzanine Fund, LLLP (Incorporated by reference to Exhibit (a)(4) of Triangle Capital Corporation’s Registration Statement on Form N-2, file no. 333-138418)

(2) Not applicable.

(3) Amended and Restated Agreement of Limited Partnership of Triangle Mezzanine Fund, LLLP (Incorporated by reference to Exhibit (k)(9) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).

(4) Custodian Agreement (Incorporated by reference to Exhibit (j) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).

(5) Not applicable.

(6) Not applicable.

(7) Triangle Capital Corporation Equity Incentive Plan (Incorporated by reference to Exhibit (i)(1) to Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).

(8) License from the Small Business Administration (Incorporated by reference to Exhibit (n)(3) of Triangle Capital Corporation’s Form N-2, File No. 333-138418).

(9) Material Contracts  —

(a)	Form of Employment Agreement between the Registrant and Garland S. Tucker, III (Incorporated by reference to Exhibit (k)(2) of Registration Statement No. 333-138418).*

(b)	Form of Employment Agreement between the Registrant and Brent P.W. Burgess (Incorporated by reference to Exhibit (k)(3) Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).*

(c)	Form of Employment Agreement between the Registrant and Steven C. Lilly (Incorporated by reference to Exhibit (k)(4) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).*

(d)	Form of Employment Agreement between the Registrant and Tarlton H. Long (Incorporated by reference to Exhibit (k)(5) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).*

(e)	Form of Employment Agreement between the Registrant and David F. Parker (Incorporated by reference to Exhibit (k)(6) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).*

(f)	Agreement and Plan of Merger, dated as of November 2, 2006, by and among Triangle Capital Corporation, New Triangle GP, LLC, and Triangle Mezzanine LLC (Incorporated by reference to Exhibit (k)(7) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).*

(g)	Agreement and Plan of Merger, dated as of November 2, 2006, by and among Triangle Capital Corporation, TCC Merger Sub, LLC and Triangle Mezzanine Fund LLLP (Incorporated by reference to Exhibit (k)(8) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).*

(10) Underwriting Agreement (Incorporated by reference to Exhibit (h) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).

(11) Opinion of Counsel under the Securities Act. Incorporated by reference to Exhibit (1)(2) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).

(12) Not Applicable.

(13) Code of Ethics (Incorporated by reference to Exhibit (r) of Triangle Capital Corporation’s Registration Statement on Form N-2, File No. 333-138418).*

*	Previously filed

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 2 to this registration statement on Form N-5 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh, and the State of North Carolina, on February 13, 2007.

TRIANGLE MEZZANINE FUND LLLP

By:	TRIANGLE MEZZANINE LLC, its General Partner

By:	/s/ Garland S. Tucker, III
Name: Garland S. Tucker, III

Title:	Manager

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, each person whose signature appears below hereby constitutes and appoints Garland S. Tucker, III and/or Steven C. Lilly his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments to this Registration Statement and any registration statement filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, and to file the same, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agents full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-5 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Garland S. Tucker, III Garland S. Tucker, III	Manager (Principal Executive Officer) of the General Partner	February 13, 2007

/s/ Steven C. Lilly Steven C. Lilly	Manager (Principal Financial Officer and Principal Accounting Officer) of the General Partner	February 13, 2007